UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from February 1, 2017 to February 28, 2017.

Commission File Number of issuing entity: 333-209738-01

Central Index Key Number of issuing entity: 0001396730

First National Master Note Trust

(Exact name of registrant as specified in its charter)

Commission File Number of depositor: 333-209738

Central Index Key Number of depositor: 0001171040

First National Funding LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000036644

First National Bank of Omaha

(Exact name of sponsor as specified in its charter)

Timothy D. Hart, (402) 341-0500

(Name and telephone number, including area code, of the

person to contact in connection with this filing)

Delaware	N/A
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

1620 Dodge Street Stop Code 3395 Omaha, Nebraska	68197
(Address of principal executive office of the issuing entity)	(Zip Code)

402-341-0500

(Telephone number, including area code)

No change

	Registered reporting pursuant to (check one)			Name of Exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Series 2015-1, Class A	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item one is set forth below in this Item and in Exhibit 99.1 with respect to the Series 2015-1 Notes.

Account Deliquency Experience Trust Portfolio
	Ended February 28th, 2017		Ended January 31st, 2017		Ended December 31st, 2016		Ended November 30th, 2016
	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding
Total Active Accounts *	861,042	100.00%	873,348	100.00%	880,173	100.00%	885,403	100.00%
Accounts Delinquent
30 to 59 days	2,436	0.28%	2,497	0.29%	2,662	0.30%	2,592	0.29%
60 to 89 days	1,714	0.20%	1,826	0.21%	1,818	0.21%	1,716	0.19%
90 to 119 days	1,431	0.17%	1,444	0.17%	1,386	0.16%	1,406	0.16%
120 to 149 days	1,166	0.14%	1,079	0.12%	1,095	0.12%	990	0.11%
150 or More Days	974	0.11%	961	0.11%	896	0.10%	926	0.10%

Total	7,721	0.90%	7,807	0.89%	7,857	0.89%	7,630	0.86%

*	Active Accounts represent those accounts with a non zero balance

Net Charge-Off Experience Trust Portfolio
	Ended February 28th, 2017	Ended January 31st, 2017	Ended December 31st, 2016	Ended November 30th, 2016
Average Receivables Outstanding	$2,785,944,810	$2,847,944,633	$2,881,820,053	$2,827,336,144
Total Gross Charge-Offs	$8,589,471	$8,187,023	$8,068,118	$7,317,599
Gross Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	3.70%	3.45%	3.36%	3.11%
Recoveries	$1,542,483	$1,535,379	$1,673,273	$1,550,392

Net Charge-Offs	$7,046,988	$6,651,644	$6,394,845	$5,767,207

Net Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	3.04%	2.80%	2.66%	2.45%
Accounts Experiencing a Loss	2,336	2,545	2,477	2,358
Accounts Experiencing a Recovery	4,094	4,417	4,407	4,241
Average Net Loss of Accounts with a Loss	$3,017	$2,614	$2,582	$2,446

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?    Yes  ☐    No  ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?    Yes  ☐    No  ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?    Yes  ☐    No  ☒

No assets securitized by the depositor and held by First National Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from February 1, 2017 to February 28, 2017.

The depositor filed its most recent Form ABS-15G on January 24, 2017. The CIK number of the depositor is 0001171040.

Item 9. Exhibits.

Exhibit No.	Document Description

99.1	Monthly Report to Series 2015-1 Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: March 9, 2017

By:	First National Funding Corporation, Managing Member

By	/s/ Timothy D. Hart
Timothy D. Hart
President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Report to Series 2015-1 Noteholders